Subsidiary Guarantors - Condensed Consolidating Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 225.5	$ 291.3	$ 350.0	$ 375.1
Accounts receivable, net	2,268.5	1,820.0
Inventories	1,651.4	1,656.9
Intercompany receivables	0	0
Other current assets	2,641.5	703.0
Total current assets	6,786.9	4,471.2
Property, plant and equipment, net	1,785.7	1,665.5
Investments in subsidiaries	0	0
Intercompany notes and interest receivable	0	0
Intangible assets, net	2,347.1	2,517.9
Goodwill	4,049.3	4,340.5	3,515.6
Other assets	917.6	2,299.7
Total assets	15,886.6	15,294.8
Current liabilities:
Trade accounts payable	905.6	1,072.8
Short-term borrowings	330.7	439.8
Income taxes payable	160.7	49.7
Current portion of long-term debt and other long-term obligations	2,474.4	3.6
Intercompany payables	0	0
Other current liabilities	1,434.3	1,398.1
Total current liabilities	5,305.7	2,964.0
Long-term debt	5,732.8	7,586.5
Intercompany notes payable	0	0
Other long-term obligations	1,572.1	1,784.4
Total liabilities	12,610.6	12,334.9
Equity [Abstract]
Total equity	3,276.0	2,959.9	3,355.8	3,504.9
Total liabilities and equity	15,886.6	15,294.8
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Intercompany receivables	(7,973.6)	(7,031.4)
Other current assets	0	0
Total current assets	(7,973.6)	(7,031.4)
Property, plant and equipment, net	0	0
Investments in subsidiaries	(11,422.9)	(10,681.8)
Intercompany notes and interest receivable	(5,915.9)	(5,504.3)
Intangible assets, net	0	0
Goodwill	0	0
Other assets	0	0
Total assets	(25,312.4)	(23,217.5)
Current liabilities:
Trade accounts payable	0	0
Short-term borrowings	0	0
Income taxes payable	0	0
Current portion of long-term debt and other long-term obligations	0	0
Intercompany payables	(7,973.6)	(7,031.4)
Other current liabilities	0	0
Total current liabilities	(7,973.6)	(7,031.4)
Long-term debt	0	0
Intercompany notes payable	(5,915.9)	(5,504.3)
Other long-term obligations	0	0
Total liabilities	(13,889.5)	(12,535.7)
Equity [Abstract]
Total equity	(11,422.9)	(10,681.8)
Total liabilities and equity	(25,312.4)	(23,217.5)
Mylan Inc.
Current assets:
Cash and cash equivalents	112.9	14.4	110.3	140.4
Accounts receivable, net	16.6	6.5
Inventories	0	0
Intercompany receivables	0	0
Other current assets	2,042.8	186.8
Total current assets	2,172.3	207.7
Property, plant and equipment, net	283.6	267.9
Investments in subsidiaries	11,422.9	10,681.8
Intercompany notes and interest receivable	5,897.7	5,486.7
Intangible assets, net	0	0
Goodwill	17.1	14.7
Other assets	120.6	1,495.0
Total assets	19,914.2	18,153.8
Current liabilities:
Trade accounts payable	31.4	46.4
Short-term borrowings	0	0
Income taxes payable	0	0
Current portion of long-term debt and other long-term obligations	2,406.1	0.6
Intercompany payables	7,973.6	7,031.4
Other current liabilities	352.9	404.5
Total current liabilities	10,764.0	7,482.9
Long-term debt	5,732.8	7,586.5
Intercompany notes payable	18.2	17.6
Other long-term obligations	123.2	106.9
Total liabilities	16,638.2	15,193.9
Equity [Abstract]
Total equity	3,276.0	2,959.9
Total liabilities and equity	19,914.2	18,153.8
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Intercompany receivables	0	0
Other current assets	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Investments in subsidiaries	0	0
Intercompany notes and interest receivable	0	0
Intangible assets, net	0	0
Goodwill	0	0
Other assets	0	0
Total assets	0	0
Current liabilities:
Trade accounts payable	0	0
Short-term borrowings	0	0
Income taxes payable	0	0
Current portion of long-term debt and other long-term obligations	0	0
Intercompany payables	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Intercompany notes payable	0	0
Other long-term obligations	0	0
Total liabilities	0	0
Equity [Abstract]
Total equity	0	0
Total liabilities and equity	0	0
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	112.6	276.9	239.7	234.7
Accounts receivable, net	2,251.9	1,813.5
Inventories	1,651.4	1,656.9
Intercompany receivables	7,973.6	7,031.4
Other current assets	598.7	516.2
Total current assets	12,588.2	11,294.9
Property, plant and equipment, net	1,502.1	1,397.6
Investments in subsidiaries	0	0
Intercompany notes and interest receivable	18.2	17.6
Intangible assets, net	2,347.1	2,517.9
Goodwill	4,032.2	4,325.8
Other assets	797.0	804.7
Total assets	21,284.8	20,358.5
Current liabilities:
Trade accounts payable	874.2	1,026.4
Short-term borrowings	330.7	439.8
Income taxes payable	160.7	49.7
Current portion of long-term debt and other long-term obligations	68.3	3.0
Intercompany payables	0	0
Other current liabilities	1,081.4	993.6
Total current liabilities	2,515.3	2,512.5
Long-term debt	0	0
Intercompany notes payable	5,897.7	5,486.7
Other long-term obligations	1,448.9	1,677.5
Total liabilities	9,861.9	9,676.7
Equity [Abstract]
Total equity	11,422.9	10,681.8
Total liabilities and equity	$ 21,284.8	$ 20,358.5